Financial Instruments - Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Carrying amount	$ 163,205	$ 95,346
Short and long-term investments [member] | Current Investments [Member]
Current
Carrying amount	163,205	95,293
Derivative financial instruments [Member] | Derivative Financial Asset [Member]
Current
Carrying amount	$ 0	$ 53